Financial guarantee liabilities and financial guarantee assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year		¥ 15,537	¥ 0	¥ 0
Fair value of financial guarantee liabilities upon the inception of new loans		493,799	44,549	0
Release of financial guarantee liabilities upon repayment		(407,403)	(21,397)	0
Payouts during the period		0	(7,615)	0
Balance at the end of the year	$ 14,642	¥ 101,933	¥ 15,537	¥ 0